Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Available for sale investments

	December 31, 2019			December 31, 2018
	Fair Value	Cost	Accumulated unrealized holding gains	Fair Value	Cost	Accumulated unrealized holding gains
Short-term investments	$117,776	$36,826	$80,950	$74,004	$73,796	$208